Commitments and Contingencies (Details)	May 04, 2023 USD ($)	May 04, 2023 PLN (zł)	Jun. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)
Commitments and Contingencies [Line Items]
Litigation claim settlement	$ 5,800,000	zł 24,980,589
Loss contingency	$ 6,800,000
Hover Energy, LLC [Member]
Commitments and Contingencies [Line Items]
Prepaid development fees				$ 500,000
Forecast [Member] | Hover Energy, LLC [Member]
Commitments and Contingencies [Line Items]
Prepaid development fees			$ 500,000